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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ];           Amendment Number: ___

    This Amendment (Check only one):
         [ ] is a restatement.     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Bedford Oak Advisors, LLC
Address:   100 South Bedford Road, Mt. Kisco, New York 10549

Form 13F File Number: 28-05209

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Dennis H. Javer
Title: Chief Financial Officer
Phone: (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer                 Mt. Kisco, New York         April 20, 2001
-----------------------------       -------------------         ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [if there are no entries in this list, omit this section]

Form 13F File Number 28-05207
Name   Bedford Oak Partners, L.P.
       --------------------------

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $14,203 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
Form 13F File Number 28-05211
Name:  Harvey P. Eisen

[Repeat as necessary.]

                                                   FORM 13F INFORMATION TABLE

Column 1                      Column 2 Column 3   Column 4        Column 5        Column 6    Column 7         Column 8
                                Title                                                                       Voting Authority
                                 of                Value    Shares/    SH/  Put/  Invstmt      Other    -----------------------
Name of Issuer                  Class    CUSIP    (x$1000)  prn amt    PRN  Call  Dscretn     Managers    Sole   Shared   None
------------------------------  -----  ---------  --------  ---------  ---  ----  ----------  --------  -------  ------   ----
Abraxas Pete Corp.              COM    003830106   255       50000     SH         SOLE                   50000
American Home Products          COM    026609107   587       10000     SH         SOLE                   10000
Bayview Capital                 COM    07262L101   403       85000     SH         SOLE                   85000
Berkshire Hathaway Class B      COM    084670207   653         300     SH         SOLE                     300
CNA Financial                   COM    126117100  1922       54900     SH         SOLE                   54900
Cable Design                    COM    126924109   201       15000     SH         SOLE                   15000
Canadian Pacific Ltd.           COM    135923100   367       10000     SH         SOLE                   10000
Capital Trust                   COM    14052H100   440      100000     SH         SOLE                  100000
Citigroup                       COM    172967101   225        5000     SH         SOLE                    5000
Coastcast                       COM    19057T108  1921      180000     SH         SOLE                  180000
Davel                           COM    238341101     3      115000     SH         SOLE                  115000
GM Hughes                       COM    370442832   292       15000     SH         SOLE                   15000
Healtheon / WEBMD CORP          COM    422209106  1252      225000     SH         SOLE                  225000
Leucadia National               COM    527288104   322       10000     SH         SOLE                   10000
Limited                         COM    532716107   314       20000     SH         SOLE                   20000
Lincoln National                COM    534187109   637       15000     SH         SOLE                   15000
Medtronic                       COM    585055106   549       12000     SH         SOLE                   12000
MetLife                         COM    59156R108   451       15000     SH         SOLE                   15000
Oak Technology                  COM    671802106   118       20000     SH         SOLE                   20000
Plains Resources                COM    726540503  1039       49500     SH         SOLE                   49500
Rainbow Tech                    COM    750862104   150       30000     SH         SOLE                   30000
Readers Digest                  COM    755267101   275       10000     SH         SOLE                   10000
Riddell Sports Inc              COM    765670104   129       50000     SH         SOLE                   50000
Surety Capital                  COM    12612L108   332       25000     SH         SOLE                   25000
T Rowe Price Assoc.             COM    741477103   313       10000     SH         SOLE                   10000
Tosco                           COM    891490302   513       12000     SH         SOLE                   12000
USX Marathon Group              COM    902905827   539       20000     SH         SOLE                   20000

REPORT SUMMARY                  27 DATA RECORDS              14203     1 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED